Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 92.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.6%
Boeing Co. (The)
02/01/2026	2.750%	7,375,000	7,577,228
02/04/2026	2.196%	8,446,000	8,420,873
Raytheon Technologies Corp.
03/15/2022	2.800%	4,480,000	4,576,530
United Technologies Corp.
11/16/2028	4.125%	9,670,000	10,886,482
Total			31,461,113
Automotive 0.3%
General Motors Financial Co., Inc.
06/20/2025	2.750%	2,505,000	2,613,516
Banking 11.2%
American Express Co.
05/20/2022	2.750%	4,725,000	4,842,686
02/27/2023	3.400%	3,480,000	3,665,110
Bank of America Corp.(a)
02/13/2026	2.015%	10,660,000	10,925,531
Bank of Montreal
12/08/2023	0.450%	8,000,000	7,971,638
Citigroup, Inc.(a)
04/08/2026	3.106%	8,060,000	8,608,151
Goldman Sachs Group, Inc. (The)(a)
03/09/2027	1.431%	9,323,000	9,232,802
JPMorgan Chase & Co.(a)
03/13/2026	2.005%	12,680,000	13,033,663
Morgan Stanley(a)
01/25/2024	0.529%	6,798,000	6,785,389
Royal Bank of Canada
01/19/2024	0.425%	7,500,000	7,447,864
Toronto-Dominion Bank (The)
01/06/2023	0.250%	7,630,000	7,615,392
Truist Financial Corp.(a)
03/02/2027	1.267%	4,307,000	4,261,029
Wells Fargo & Co.
10/23/2026	3.000%	6,890,000	7,371,994
Wells Fargo Bank NA
10/22/2021	3.625%	6,090,000	6,184,659
Total			97,945,908
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 4.0%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	7,725,000	8,054,102
07/23/2025	4.908%	3,963,000	4,497,496
02/15/2028	3.750%	6,180,000	6,697,038
Sky PLC(b)
09/16/2024	3.750%	14,515,000	15,964,910
Total			35,213,546
Construction Machinery 2.7%
Caterpillar Financial Services Corp.
11/13/2025	0.800%	17,525,000	17,192,015
United Rentals North America, Inc.
11/15/2027	3.875%	6,255,000	6,498,456
Total			23,690,471
Diversified Manufacturing 2.6%
Carrier Global Corp.
02/15/2025	2.242%	12,205,000	12,647,557
Honeywell International, Inc.
08/19/2022	0.483%	5,195,000	5,198,727
Siemens Financieringsmaatschappij NV(b)
03/11/2024	0.650%	5,357,000	5,355,653
Total			23,201,937
Electric 18.3%
AEP Texas, Inc.
10/01/2022	2.400%	11,023,000	11,322,112
American Electric Power Co., Inc.
12/01/2021	3.650%	1,936,000	1,977,510
11/01/2025	1.000%	2,635,000	2,579,757
CenterPoint Energy, Inc.
09/01/2024	2.500%	5,660,000	5,933,992
CMS Energy Corp.
03/01/2024	3.875%	8,161,000	8,798,715
11/15/2025	3.600%	8,736,000	9,493,835
Dominion Energy, Inc.
03/15/2025	3.300%	1,000,000	1,073,167
DTE Energy Co.
06/01/2024	3.500%	2,876,000	3,082,446
10/01/2026	2.850%	10,991,000	11,656,336
Edison International
11/15/2024	3.550%	2,150,000	2,310,064
Emera U.S. Finance LP
06/15/2021	2.700%	4,116,000	4,126,113
06/15/2026	3.550%	14,200,000	15,414,221
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Corp.
09/15/2025	0.900%	2,615,000	2,555,692
Eversource Energy
10/01/2024	2.900%	9,315,000	9,929,941
08/15/2025	0.800%	3,740,000	3,652,226
Georgia Power Co.
07/30/2023	2.100%	12,915,000	13,351,859
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	6,061,000	6,079,388
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	4,975,000	5,236,284
NRG Energy, Inc.(b)
12/02/2027	2.450%	6,537,000	6,477,592
Pacific Gas and Electric Co.
07/01/2025	3.450%	1,675,000	1,773,777
Pinnacle West Capital Corp.
06/15/2025	1.300%	5,505,000	5,485,160
Public Service Enterprise Group, Inc.
11/15/2021	2.000%	8,015,000	8,085,915
Southern Co. (The)
07/01/2021	2.350%	12,621,000	12,661,604
WEC Energy Group, Inc.
09/15/2023	0.550%	2,990,000	2,985,620
06/15/2025	3.550%	3,415,000	3,702,408
Total			159,745,734
Environmental 0.6%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	5,165,000	5,241,841
Finance Companies 1.6%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	12,640,000	13,697,467
Food and Beverage 6.4%
Bacardi Ltd.(b)
05/15/2028	4.700%	10,360,000	11,857,197
Conagra Brands, Inc.
11/01/2025	4.600%	5,121,000	5,820,898
Kraft Heinz Foods Co.
06/01/2026	3.000%	8,845,000	9,316,575
Molson Coors Brewing Co.
07/15/2021	2.100%	4,721,000	4,736,203
Mondelez International Holdings Netherlands BV(b)
10/28/2021	2.000%	12,899,000	13,003,475
Mondelez International, Inc.
07/01/2022	0.625%	10,815,000	10,846,653
Total			55,581,001
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 5.1%
Becton Dickinson and Co.
06/06/2022	2.894%	3,897,000	3,998,417
06/06/2024	3.363%	6,910,000	7,408,748
Cigna Corp.
10/15/2028	4.375%	11,315,000	12,950,765
CVS Health Corp.
03/09/2023	3.700%	5,000,000	5,303,503
03/25/2028	4.300%	8,188,000	9,294,342
HCA, Inc.
02/01/2025	5.375%	4,715,000	5,260,352
Total			44,216,127
Healthcare Insurance 0.5%
Centene Corp.
12/15/2027	4.250%	4,407,000	4,632,226
Independent Energy 0.5%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	4,165,000	4,215,491
Integrated Energy 0.6%
Cenovus Energy, Inc.
07/15/2025	5.375%	2,390,000	2,689,513
04/15/2027	4.250%	2,385,000	2,579,362
Total			5,268,875
Life Insurance 10.8%
AIG Global Funding(b)
07/07/2023	0.800%	3,420,000	3,440,782
Five Corners Funding Trust(b)
11/15/2023	4.419%	11,807,000	12,955,811
Guardian Life Global Funding(b)
12/10/2025	0.875%	11,230,000	10,984,490
MassMutual Global Funding II(b)
07/01/2022	2.250%	3,557,000	3,642,662
Metropolitan Life Global Funding I(b)
06/08/2023	0.900%	4,805,000	4,847,320
01/07/2024	0.400%	4,360,000	4,340,892
New York Life Global Funding(b)
01/15/2026	0.850%	11,865,000	11,605,839
Pacific Life Global Funding II(b)
09/23/2023	0.500%	2,930,000	2,926,122
06/24/2025	1.200%	6,250,000	6,223,951
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	16,697,000	18,245,173

2	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(b)
11/21/2024	2.250%	14,820,000	15,530,124
Total			94,743,166
Media and Entertainment 2.0%
Netflix, Inc.(b)
06/15/2025	3.625%	8,180,000	8,722,445
Walt Disney Co. (The)
09/01/2022	1.650%	8,600,000	8,758,244
Total			17,480,689
Metals and Mining 0.7%
Freeport-McMoRan, Inc.
11/14/2024	4.550%	6,005,000	6,570,120
Midstream 3.8%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	2,955,000	3,288,938
Energy Transfer Partners LP
01/15/2026	4.750%	1,910,000	2,121,057
MPLX LP
12/01/2027	4.250%	6,135,000	6,877,065
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	8,445,000	9,271,740
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	7,592,000	7,615,128
Western Gas Partners LP
07/01/2026	4.650%	3,764,000	3,968,383
Total			33,142,311
Natural Gas 1.7%
NiSource Finance Corp.
05/15/2027	3.490%	13,818,000	15,010,638
Packaging 1.2%
Berry Global, Inc.(b)
01/15/2026	1.570%	5,319,000	5,236,305
Berry Global. Inc.(b)
02/15/2024	0.950%	5,345,000	5,318,954
Total			10,555,259
Pharmaceuticals 4.1%
AbbVie, Inc.
03/15/2025	3.800%	19,225,000	21,025,815
Amgen, Inc.
05/11/2022	2.650%	5,655,000	5,786,510
Roche Holdings, Inc.(b)
03/05/2024	0.450%	8,667,000	8,636,211
Total			35,448,536
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.3%
Phillips 66
02/15/2026	1.300%	2,485,000	2,460,022
Retailers 1.6%
Lowe’s Companies, Inc.
04/15/2025	4.000%	12,929,000	14,305,240
Supermarkets 0.2%
Kroger Co. (The)
11/01/2021	2.950%	1,805,000	1,828,455
Technology 2.3%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,734,000	1,724,678
Microchip Technology, Inc.(b)
09/01/2023	2.670%	2,140,000	2,231,244
02/15/2024	0.972%	6,364,000	6,355,594
NXP BV/Funding LLC/USA, Inc.(b)
05/01/2025	2.700%	1,900,000	1,993,241
Oracle Corp.
03/25/2026	1.650%	6,437,000	6,483,322
VeriSign, Inc.
04/01/2025	5.250%	860,000	968,827
Total			19,756,906
Wireless 2.5%
Crown Castle International Corp.
09/01/2024	3.200%	5,840,000	6,264,011
T-Mobile USA, Inc.(b)
04/15/2025	3.500%	8,385,000	9,044,372
T-Mobile USA, Inc.
02/15/2026	2.250%	6,593,000	6,598,411
Total			21,906,794
Wirelines 2.8%
AT&T, Inc.
03/25/2026	1.700%	13,760,000	13,761,224
Verizon Communications, Inc.
03/20/2026	1.450%	10,452,000	10,458,703
Total			24,219,927
Total Corporate Bonds & Notes (Cost $794,482,551)			804,153,316

Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2021 (Unaudited)
U.S. Treasury Obligations 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/2022	0.125%	5,000,000	4,999,414
11/15/2023	0.250%	7,000,000	6,996,719
12/15/2023	0.125%	5,000,000	4,978,125
10/31/2025	0.250%	12,325,000	12,000,506
Total U.S. Treasury Obligations (Cost $29,238,230)			28,974,764

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(c),(d)	27,446,819	27,444,074
Total Money Market Funds (Cost $27,444,074)		27,444,074
Total Investments in Securities (Cost: $851,164,855)		860,572,154
Other Assets & Liabilities, Net		13,370,665
Net Assets		873,942,819
At March 31, 2021, securities and/or cash totaling $1,516,852 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	676	06/2021	USD	149,211,156	—	(138,878)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(589)	06/2021	USD	(77,122,188)	1,670,875	—
U.S. Treasury 5-Year Note	(361)	06/2021	USD	(44,546,836)	127,905	—
U.S. Ultra Bond 10-Year Note	(22)	06/2021	USD	(3,161,125)	117,860	—
Total					1,916,640	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $208,707,422, which represents 23.88% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	48,202,884	171,594,613	(192,353,423)	—	27,444,074	—	9,973	27,446,819
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7015_03_L01_(03/21)